Intangible Assets and Goodwill (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 65,122,136
Recoverable amount allocated to Verdelite CGU's intangible assets	65,122,136
Amount of impairment loss if discount rate were increased to 16%	67,422,136
Amount of impairment loss if discount rate were decreased to 14%	62,522,136
Goodwill	$ 169,323	$ 169,323
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 to 3 years straight line
Health Canada Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	term, plus life of building or renewal term of leased facility site
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	straight line over the life of the patent